MERRILL LYNCH
                                   GLOBAL SMALLCAP
                                   FUND, INC.

                                   [GRAPHIC OMITTED]

                          STRATEGIC
                                   Performance

                                   Annual Report
                                   June 30, 2000

                    MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Officers and Directors

Terry K. Glenn, President and Director
Charles C. Reilly, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Kenneth Chiang, Senior Vice President and
  Senior Portfolio Manager
Hubertus Aarts, Vice President
James E. Russell, Vice President
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

DEAR SHAREHOLDER

Fiscal Year in Review

The performance of Merrill Lynch Global SmallCap Fund, Inc. was excellent during the fiscal year ended June 30, 2000. For the 12 months ended June 30, 2000, total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +89.67%, +87.78%, +87.77% and +89.27%, respectively. (One-year performance results were due to special market conditions and should not be expected to be repeated in the future. Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 - 6 of this report to shareholders.) This compares to the +18.12% price return (in US dollars) provided by the unmanaged Morgan Stanley Capital International (MSCI) Developed World SmallCap Index during the same period.

The fiscal year ended June 30, 2000 marks an unprecedented period of outstanding returns among a very narrow segment of global small companies in aggressive technology, media, telecommunications and biotechnology sectors. Fortunately, the Fund was significantly overinvested in these sectors during the year. In addition, we reduced the Fund's exposure to these sectors at the end of March 2000, thus preserving a major portion of the Fund's gains.

The Fund outperformed through stock selection in several main markets including the United States, Japan, Italy, Germany, the United Kingdom, Switzerland, the Netherlands, France and Finland. However, the Fund's performance was hindered because it missed out on hedging the decline in the euro, and by stock selection in Canada, Hong Kong and Luxembourg.

In North America, the Fund's performance was aided by stock selection in the capital equipment and service sectors and by outperformance in technology and biotechnology companies. Poor stock selection in the multi-industry sector in Canada hindered the Fund's performance relative to its benchmark.

In Europe, stock selection in the services sector in France, Finland, Switzerland and the United Kingdom, as well as stock selection in the multi-industry sector in Ireland and the Netherlands, strengthened the Fund's performance relative to its benchmark. Stock selection in the capital equipment sector and in technology industries in Germany and Italy added to the Fund's strong outperformance.

In Asia, stock selection in the capital equipment and finance sectors in Japan fueled a positive contribution to the Fund's overall return relative to the benchmark. While stock selection in the services sector in Hong Kong weakened performance, investment in the emerging markets of Indonesia and South Korea strengthened performance.

Portfolio Matters

While the average small cap technology, media and telecommunications (TMT) stocks have corrected between 50% and 70% and the stock market has bounced off its lows, we still remain cautious about the intermediate-term outlook for TMT stocks. In addition, we are cautious toward a variety of cyclically sensitive sectors that may experience slowing growth as a result of the more stringent interest rate environment.

We are optimistic about long-term growth opportunities in many of the niche stocks that comprise the portfolio. For example, we are still excited about the long-term prospects of Ryanair Holdings PLC, which is a discount no-frills airline based out of Ireland. This company is much of the same mold as US-based Southwest Airlines, except earlier in the growth curve by a decade. Ryanair Holdings often captures a majority of the market in which it begins to compete within six months as a result of its low cost structure and inexpensive airfares.

We are looking to continue rebalancing the Fund toward traditional cash flow and earnings growth positions at more reasonable prices within the traditional economy. In the beginning of April, we sold down the 25% of the portfolio that was invested in the hyper growth stocks that powered the strong returns, especially during the fourth quarter of 1999 and the first quarter of 2000. We have since added to our position in early cycle interest rate-sensitive stocks in the financial sector and real estate investment trusts, which we believe represent compelling value with reasonable growth. We still are maintaining a modest cash position in anticipation of better opportunities in what we believe will be a more difficult environment for equities amidst slowing growth and higher interest rates globally.

We are optimistic about the benefits of technology to main line businesses in the old economy, particularly in supply and distribution chain management. However, we think the major beneficiaries will be the existing old economy companies that have established relationships rather than new entrants from the technology world. In addition, the valuations among main line companies are showing compelling value against growth opportunities.

In Conclusion

For investors with a long-term focus, we believe opportunities are abundant in small company stocks globally. In US dollar terms, small cap stocks globally have begun outperforming large cap stocks in several cornerstone markets such as the United States, the United Kingdom and Japan. In addition, small cap stock valuations in relation to growth prospects continue to be very attractive relative to those of larger companies. Finally, we believe that we have built a diversified portfolio of small cap companies that may emerge as tomorrow's industry leaders and Fortune 500 companies in response to superior innovation and technology.

We thank you for your continued interest in Merrill Lynch Global SmallCap Fund, Inc., and we look forward to reviewing our strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Kenneth Chiang

Kenneth Chiang
Senior Vice President and
Portfolio Manager

August 10, 2000


                                     2 & 3

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Total Return Based on a $10,000 Investment--Class A Shares and Class C Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class C Shares compared to growth of an investment in the MSCI Small Cap World Index. Beginning and ending values are:

                                                   10/21/94**               6/00
Merrill Lynch Global SmallCap Fund, Inc.+--
Class A Shares*                                      $9,475              $22,876
Merrill Lynch Global SmallCap Fund, Inc.+--
Class C Shares*                                     $10,000              $22,737
MSCI Small Cap World Index++                        $10,000              $14,096

Total Return Based on a $10,000 Investment--Class B Shares and Class D Shares

A line graph depicting the growth of an investment in the Fund's Class B Shares and Class D Shares compared to growth of an investment in the MSCI Small Cap World Index. Beginning and ending values are:

                                                    8/05/94**               6/00
Merrill Lynch Global SmallCap Fund, Inc.+--
Class B Shares*                                     $10,000              $22,300
Merrill Lynch Global SmallCap Fund, Inc.+--
Class D Shares*                                      $9,475              $22,138
MSCI Small Cap World Index++                        $10,000              $13,997

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ Merrill Lynch Global SmallCap Fund, Inc. invests in a diversified portfolio of equity securities of issuers with relatively small market capitalizations located in various foreign countries and the United States.
++ This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets.

Average Annual Total Return

                                   % Return Without   % Return With
                                      Sales Charge    Sales Charge**
===================================================================
Class A Shares*
===================================================================
Year Ended 6/30/00                      +89.67%           +79.72%
-------------------------------------------------------------------
Five Years Ended 6/30/00                +21.58            +20.28
-------------------------------------------------------------------
Inception (10/21/94) through 6/30/00    +16.75            +15.65
-------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                       % Return          % Return
                                     Without CDSC       With CDSC**
===================================================================
Class B Shares*
===================================================================
Year Ended 6/30/00                      +87.78%           +83.78%
-------------------------------------------------------------------
Five Years Ended 6/30/00                +20.32            +20.32
-------------------------------------------------------------------
Inception (8/05/94) through 6/30/00     +14.55            +14.55
-------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

===================================================================
                                       % Return          % Return
                                     Without CDSC       With CDSC**
===================================================================
Class C Shares*
===================================================================
Year Ended 6/30/00                      +87.77%           +86.77%
-------------------------------------------------------------------
Five Years Ended 6/30/00                +20.30            +20.30
-------------------------------------------------------------------
Inception (10/21/94) through 6/30/00    +15.52            +15.52
-------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

===================================================================
                                   % Return Without   % Return With
                                     Sales Charge    Sales Charge**
===================================================================
Class D Shares*
===================================================================
Year Ended 6/30/00                      +89.27%           +79.34%
-------------------------------------------------------------------
Five Years Ended 6/30/00                +21.25            +19.95
-------------------------------------------------------------------
Inception (8/05/94) through 6/30/00     +15.46            +14.41
-------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class D Shares (formerly Class A Shares) were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the inception period.)
**    Assuming maximum sales charge.


                                     4 & 5

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                    6 Month           12 Month         Since Inception
As of June 30, 2000                              Total Return       Total Return         Total Return
======================================================================================================
ML Global SmallCap Fund, Inc. Class A Shares        +10.41%            +89.67%             +141.45%
------------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class B Shares        + 9.85             +87.78              +123.00
------------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class C Shares        + 9.82             +87.77              +127.37
------------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class D Shares        +10.27             +89.27              +133.66
======================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are from 10/21/94 for Class A & Class C Shares and from 8/05/94 for Class B & Class D Shares.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                                             Percent
                                               Shares                                                                         of Net
EUROPE        Industries                        Held                  Investments                     Cost          Value     Assets
====================================================================================================================================
Denmark       Wireless Communications          10,100  +RTX Telecom A/S                           $    238,694  $    324,450    0.2%
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Denmark                   238,694       324,450    0.2
====================================================================================================================================
Finland       Electronic Components            26,200   Perlos Oyj                                     477,379       831,317    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications               34,000   Elocoteq Network Corporation 'A'               595,280       747,996    0.4
                                               30,000   Teleste Oyj                                    260,969       733,329    0.4
                                                                                                  ------------  ------------  ------
                                                                                                       856,249     1,481,325    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications &            114,100  +Tecnomen Oyj                                   920,938       984,387    0.5
              Equipment
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Finland                 2,254,566     3,297,029    1.8
====================================================================================================================================
France        Advertising                      70,000   Havas Advertising SA                         1,206,865     1,607,093    0.9
              ----------------------------------------------------------------------------------------------------------------------
              Biotechnology                    60,000  +Genset SPA (ADR)*                            1,615,051     1,365,000    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Broadcasting & Publishing        13,000   Societe Television Francaise SA                513,555       909,711    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Broadcasting/Media               30,000   M6 Metropole Television                      1,285,498     1,829,009    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Medical                          13,500   Nicox SA                                       572,325       757,054    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Oil Field & Equipment            31,300   Coflexip SA (ADR)*                           1,370,144     1,885,825    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Optical Networking                7,300  +Highwave Optical Technologies SA               555,781       528,332    0.3
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in France                  7,119,219     8,882,024    4.8
====================================================================================================================================
Germany       Application Development             500  +Openshop Holding AG                             26,225        16,776    0.0
              Software                         17,400  +Thiel Logistik AG                              607,295     1,642,945    0.9
                                                                                                      --------    ----------   ----
                                                                                                       633,520     1,659,721    0.9
              ----------------------------------------------------------------------------------------------------------------------
              Drugs/Pharmaceuticals            12,300  +Evotec Biosystems AG                         1,165,758     1,108,333    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Electrical Instruments           79,085  +Techem AG                                    1,508,325     1,880,110    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Finance                          10,400  +Consors Discount Broker AG                     825,808       932,143    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Financial Services               14,600  +Comdirect bank AG                              427,481       452,756    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Healthcare & Medical              1,709   Fresenius AG (Preferred)                       335,371       391,541    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Human Resources                     431   Jobs & Adverts AG                                9,622         7,230    0.0
              ----------------------------------------------------------------------------------------------------------------------
              Media & Related                  61,400  +PrimaCom AG (ADR)*                           1,661,507     1,366,150    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Networking Products               3,595  +Pandatel AG                                    371,945       465,233    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Optical Networking                  650  +Adva AG Optical Networking                     378,817       372,608    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications                7,000  +Telegate AG                                    342,458       728,057    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Toys                             24,700   Zapf Creation AG                               984,665     1,550,871    0.9
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Germany                 8,645,277    10,914,753    6.0
====================================================================================================================================
Ireland       Airlines                         33,500  +Ryanair Holdings PLC (ADR)*                    843,793     1,218,563    0.7
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Ireland                   843,793     1,218,563    0.7
====================================================================================================================================
Italy         Boat Manufacturing              525,000  +Ferretti SpA                                 1,278,124     1,378,946    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications                  150  +e.Biscom SPA                                    23,294        23,150    0.0
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Italy                   1,301,418     1,402,096    0.8
====================================================================================================================================
Netherlands   Computer Software & Systems      24,762   ICT Automatisering NV                          239,889       924,550    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Containers                       20,300  +IFCO Systems NV                                302,473       541,949    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Distribution--Wholesale          61,700   Buhrmann NV                                  1,403,567     1,771,411    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Internet Software                22,000  +Tele Atlas BV                                  309,049       322,665    0.1
              ----------------------------------------------------------------------------------------------------------------------
              Oil Refineries                  150,000   Petroplus International NV                   1,617,714     1,768,617    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Telephone Communications         15,600  +Versatel Telecom International NV              163,176       657,983    0.4
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the Netherlands         4,035,868     5,987,175    3.3
====================================================================================================================================
Russia        Telephone Service                 2,800  +Mobile Telesystems (ADR)*                       60,200        62,650    0.0
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Russia                     60,200        62,650    0.0
====================================================================================================================================
Sweden        Application Development         124,500  +AU-System AB                                   712,711       709,725    0.4
              Software
              ----------------------------------------------------------------------------------------------------------------------
              Computer Services                75,000  +Adcore AB                                      570,364       581,462    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Medical                         145,800  +PyroSequencing AB                            1,653,830     1,695,542    0.9
              ----------------------------------------------------------------------------------------------------------------------
              Medical Supplies                 39,910   Nobel Biocare AB                               997,573       887,293    0.5
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Sweden                  3,934,478     3,874,022    2.1
====================================================================================================================================


                                     6 & 7

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                                                                                             Percent
EUROPE                                         Shares                                                                         of Net
(concluded)   Industries                        Held                   Investments                     Cost         Value     Assets
====================================================================================================================================
Switzerland   Industrial--Automation            2,220   Swisslog Holding AG                       $  1,058,434  $  1,092,184    0.6%
              ----------------------------------------------------------------------------------------------------------------------
              Systems
              Manufacturing                     3,356   Gerberit International AG (Registered)         893,252     1,124,789    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Medical Diagnostics               2,000   Tecan AG                                     1,725,825     1,919,931    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Retail                            1,505   The Selecta Group (Registered)                 298,852       468,317    0.3
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Switzerland             3,976,363     4,605,221    2.5
====================================================================================================================================
United        Aerospace Technology            600,000   Rolls-Royce PLC                              2,129,954     2,130,057    1.2
Kingdom       ----------------------------------------------------------------------------------------------------------------------
              E-Commerce                       50,705  +QXL.com PLC                                     54,467        76,762    0.0
              ----------------------------------------------------------------------------------------------------------------------
              Internet Software               118,300  +Orchestream Holdings PLC                       328,086       569,520    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications               30,000   Kingston Communication (Hull) PLC              104,949       295,211    0.2
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the United Kingdom      2,617,456     3,071,550    1.7
====================================================================================================================================
                                                        Total Investments in Europe                 35,027,332    43,639,533   23.9
====================================================================================================================================
MIDDLE EAST
====================================================================================================================================
Israel        Application Development          91,000  +e-SIM Limited                                2,076,257       884,406    0.5
              Software
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the Middle East         2,076,257       884,406    0.5
====================================================================================================================================
NORTH
AMERICA
====================================================================================================================================
Canada        Entertainment                    50,000  +Rogers Communications, Inc. 'B'              1,162,390     1,415,604    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Hotels                           21,400   Four Seasons Hotels Inc.                     1,111,810     1,330,812    0.7
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Canada                  2,274,200     2,746,416    1.5
====================================================================================================================================
United        Advertising                     136,300  +Interep National Radio Sales, Inc. 'A'       1,531,937       715,575    0.4
States                                        120,000  +Princeton Video Image, Inc.                  1,188,225       690,000    0.4
                                                                                                  ------------  ------------  ------
                                                                                                     2,720,162     1,405,575    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Aerospace--Defense &             21,600   PerkinElmer, Inc.                            1,280,675     1,428,300    0.8
              Equipment                        36,000  +The Titan Corporation                          611,612     1,611,000    0.9
                                                                                                  ------------  ------------  ------
                                                                                                     1,892,287     3,039,300    1.7
              ----------------------------------------------------------------------------------------------------------------------
              Airlines                         86,400  +Frontier Airlines, Inc.                      1,255,648     1,231,200    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Application Development          34,000  +Caminus Corporation                            544,000       833,000    0.4
              Software                         11,250  +HNC Software Inc.                              554,500       694,687    0.4
                                               61,000  +Optimal Robotics Corp.                       2,315,525     2,333,250    1.3
                                               29,200  +Precise Software Solutions Ltd.                467,200       700,800    0.4
                                                                                                  ------------  ------------  ------
                                                                                                     3,881,225     4,561,737    2.5
              ----------------------------------------------------------------------------------------------------------------------
              Banking & Finance               120,000   Banknorth Group, Inc.                        1,819,481     1,830,000    1.0
                                               93,000  +Golden State Bancorp Inc.                    1,632,231     1,674,000    0.9
                                               48,000   Virginia Capital Bancshares, Inc.              648,500       744,000    0.4
                                                                                                  ------------  ------------  ------
                                                                                                     4,100,212     4,248,000    2.3
              ----------------------------------------------------------------------------------------------------------------------
              Circuit Boards                   35,300  +DDi Corp.                                      463,891     1,003,844    0.6
                                               38,200  +Manufacturers' Services Limited                656,740       785,488    0.4
                                                                                                  ------------  ------------  ------
                                                                                                     1,120,631     1,789,332    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Commercial Services              68,400  +Gaiam, Inc.                                    444,982     1,179,900    0.6
                                               70,000   Gartner Group, Inc. (Class A)                  987,100       840,000    0.5
                                               32,000  +Iron Mountain Incorporated                   1,017,139     1,088,000    0.6
                                                                                                  ------------  ------------  ------
                                                                                                     2,449,221     3,107,900    1.7
              ----------------------------------------------------------------------------------------------------------------------
              Computer Equipment               63,000  +Cadence Design Systems, Inc.                 1,061,583     1,283,625    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Computer Services                75,000  +MarchFirst, Inc.                             1,405,217     1,368,750    0.7
                                                3,900  +StorageNetworks, Inc.                          105,300       351,975    0.2
                                                                                                  ------------  ------------  ------
                                                                                                     1,510,517     1,720,725    0.9
              ----------------------------------------------------------------------------------------------------------------------
              Computer Systems                 22,500  +Mercury Computer Systems, Inc.                 719,676       727,031    0.4
                                               15,000  +NetIQ Corporation                              521,250       894,375    0.5
                                                                                                  ------------  ------------  ------
                                                                                                     1,240,926     1,621,406    0.9
              ----------------------------------------------------------------------------------------------------------------------
              Consulting Services              24,700  +The Corporate Executive Board Company        1,040,590     1,478,912    0.8
                                               86,800  +Nextera Enterprises, Inc. (Class A)            608,724       415,013    0.2
                                                                                                  ------------  ------------  ------
                                                                                                     1,649,314     1,893,925    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Containers                      100,000  +Packaging Corp. of America                   1,143,686     1,012,500    0.5
                                              135,000  +Pactiv Corporation                           1,227,868     1,063,125    0.6
                                                                                                  ------------  ------------  ------
                                                                                                     2,371,554     2,075,625    1.1
              ----------------------------------------------------------------------------------------------------------------------
              Data Processing                  31,000  +Hyperion Solutions Corporation               1,301,446     1,007,500    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Drug Distribution                65,000  +Anesta Corp.                                 1,121,945     1,612,812    0.9
              ----------------------------------------------------------------------------------------------------------------------
              Electric & Gas                   21,600  +Calpine Corporation                            996,628     1,420,200    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Electronic Components            19,500  +ATMI, Inc.                                     705,379       905,531    0.5
                                               25,000  +Parthus Technologies PLC (ADR)*                315,000       712,500    0.4
                                               50,000  +Photronics, Inc.                             1,381,444     1,418,750    0.8
                                                                                                  ------------  ------------  ------
                                                                                                     2,401,823     3,036,781    1.7
              ----------------------------------------------------------------------------------------------------------------------
              Electronics                       6,000  +Gentex Corporation                              78,000       150,000    0.1
                                               23,000   Helix Technology Corporation                   866,686       895,562    0.5
                                               53,000  +Robotic Vision Systems, Inc.                   781,750       970,563    0.5
                                                                                                  ------------  ------------  ------
                                                                                                     1,726,436     2,016,125    1.1
              ----------------------------------------------------------------------------------------------------------------------
              Energy                          118,300  +Key Energy Services, Inc.                    1,160,124     1,138,637    0.6
                                               44,000  +Louis Dreyfus Natural Gas Corp.              1,296,449     1,377,750    0.8
                                                                                                  ------------  ------------  ------
                                                                                                     2,456,573     2,516,387    1.4
              ----------------------------------------------------------------------------------------------------------------------
              Energy Equipment & Service       46,700  +Syntroleum Corporation                         817,250       799,738    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Entertainment & Recreation       64,000   Dover Downs Entertainment, Inc.                903,159       896,000    0.5
              ----------------------------------------------------------------------------------------------------------------------


                                     8 & 9

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                                                                                             Percent
NORTH AMERICA                                  Shares                                                                         of Net
(concluded)   Industries                        Held                  Investments                     Cost         Value      Assets
====================================================================================================================================
United        Fiber Optics                      1,800  +Exfo Electro-Optical Engineering Inc.     $     46,800  $     78,975    0.1%
States                                          7,500  +New Focus, Inc.                                250,574       615,938    0.3
(concluded)                                                                                       ------------  ------------  ------
                                                                                                       297,374       694,913    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Financial Services               30,000   City National Corporation                      859,575     1,042,500    0.6
                                               93,000   Dime Bancorp, Inc.                           1,686,170     1,464,750    0.8
                                                                                                  ------------  ------------  ------
                                                                                                     2,545,745     2,507,250    1.4
              ----------------------------------------------------------------------------------------------------------------------
              Food                             15,000   Dreyer's Grand Ice Cream, Inc.                 314,812       313,125    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Food Processing                  41,000   Dean Foods Company                           1,095,166     1,299,187    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Healthcare--Products & Services  45,000  +SangStat Medical Corporation                 1,315,294     1,293,750    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Hospitals                        40,000  +Province Healthcare Company                    877,894     1,442,500    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Internet Software                17,000  +Centillium Communications, Inc.                453,694     1,165,562    0.6
                                               39,000  +RADVision Ltd.                               1,146,750     1,077,375    0.6
                                               29,200  +Sequoia Software Corporation                   365,000       470,850    0.3
                                               12,200  +Virage, Inc.                                   156,492       220,363    0.1
                                                                                                  ------------  ------------  ------
                                                                                                     2,121,936     2,934,150    1.6
              ----------------------------------------------------------------------------------------------------------------------
              Machine Tools & Machinery        25,000  +SPX Corporation                              1,929,723     3,023,438    1.7
              ----------------------------------------------------------------------------------------------------------------------
              Medical                          32,500  +Laboratory Corporation of America Holdings   1,193,062     2,506,562    1.4
                                               12,000  +Sequenom Inc.                                  505,876       544,500    0.3
                                                                                                  ------------  ------------  ------
                                                                                                     1,698,938     3,051,062    1.7
              ----------------------------------------------------------------------------------------------------------------------
              Medical Services                 84,600  +Charles River Laboratories
                                                        International, Inc.                          1,353,600    1,877,062    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Medical Technology               12,000  +Invitrogen Corporation                         853,500       902,250    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Metals                           42,600  +Stillwater Mining Company                    1,268,359     1,187,475    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Networking Products               7,800  +Stratos Lightwave, Inc.                        217,880       216,938    0.1
              ----------------------------------------------------------------------------------------------------------------------
              Oil & Gas Producers              55,000   EOG Resources, Inc.                            883,831     1,842,500    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Oil Field & Equipment            18,000  +Universal Compression Holdings, Inc.           396,000       603,000    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Oil Field Services               88,300  +OSCA, Inc.                                   1,456,400     1,473,506    0.8
                                              205,000  +Parker Drilling Company                      1,152,255     1,268,438    0.7
                                               23,500  +UTI Energy Corp.                               338,272       942,938    0.5
                                                                                                  ------------  ------------  ------
                                                                                                     2,946,927     3,684,882    2.0
              ----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals                  14,500  +COR Therapeutics, Inc.                       1,189,469     1,236,125    0.6
                                               12,000  +IDEC Pharmaceuticals Corporation             1,124,250     1,407,000    0.8
                                                                                                  ------------  ------------  ------
                                                                                                     2,313,719     2,643,125    1.4
              ----------------------------------------------------------------------------------------------------------------------
              Property & Casualty Insurance    35,000   Everest Re Group, Ltd.                       1,209,600     1,150,625    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Real Estate                      35,000   Arden Realty, Inc.                             735,825       822,500    0.4
                                               33,000   Boston Properties, Inc.                      1,064,084     1,274,625    0.7
                                                                                                  ------------  ------------  ------
                                                                                                     1,799,909     2,097,125    1.1
              ----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts    30,000   Avalonbay Communities, Inc.                  1,033,050     1,252,500    0.6
                                               60,000   Liberty Property Trust                       1,409,046     1,556,250    0.9
                                                                                                  ------------  ------------  ------
                                                                                                     2,442,096     2,808,750    1.5
              ----------------------------------------------------------------------------------------------------------------------
              Retail--Stores                   21,000  +Barnes & Noble, Inc.                           447,510       467,250    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Semiconductor Equipment          19,500  +Novellus Systems, Inc.                         611,527     1,102,969    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications &                400  +Accelerated Networks, Inc.                       6,000        16,850    0.0
              Equipment                        28,000   Harris Corporation                             795,505       917,000    0.5
                                                8,800  +Plantronics, Inc.                              796,400     1,016,400    0.6
                                                                                                  ------------  ------------  ------
                                                                                                     1,597,905     1,950,250    1.1
              ----------------------------------------------------------------------------------------------------------------------
              Waste Disposal                  100,000  +Allied Waste Industries, Inc.                  874,219     1,000,000    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Wireless Communications          34,500  +Netro Corporation                            1,482,177     1,975,125    1.1
                                               15,800  +Pinnacle Holdings Inc.                         647,800       853,200    0.5
                                                                                                  ------------  ------------  ------
                                                                                                     2,129,977     2,828,325    1.6
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the United States      70,521,981    84,205,794   46.2
====================================================================================================================================
                                                        Total Investments in North America          72,796,181    86,952,210   47.7
====================================================================================================================================
PACIFIC BASIN
====================================================================================================================================
Australia     Advertising                     583,300   Infomedia Ltd.                                 349,922       350,213    0.2
              Computer Software & Systems     157,332  +Formida Holdings Limited                       344,681       335,341    0.2
              Media & Related                 200,000   John Fairfax Holdings Limited                  351,182       564,616    0.3
                                                                                                  ------------  ------------  ------
                                                        Total Investments in Australia               1,045,785     1,250,170    0.7
====================================================================================================================================
China         Automobiles                  12,000,000   Qingling Motor Company 'H'                   1,433,078     1,370,056    0.8
              Internet Content                 30,000  +Netease.com Inc. (ADR)*                        465,000       363,750    0.2
                                                                                                  ------------  ------------  ------
                                                        Total Investments in China                   1,898,078     1,733,806    1.0
====================================================================================================================================
Hong Kong     Consumer Products             5,000,000   Group Sense International Ltd.                 618,304       538,786    0.3
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Hong Kong                 618,304       538,786    0.3
====================================================================================================================================
India         Information Systems              25,180  +Silverline Technologies Limited (ADR)*         629,500       544,518    0.3
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in India                     629,500       544,518    0.3
====================================================================================================================================
Indonesia     Tobacco                         600,000   PT Gudang Garam Tbk                            965,325       970,009    0.5
                                            1,500,500   PT Hanjaya Mandala Sampoerna Tbk             2,275,604     2,177,247    1.2
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Indonesia               3,240,929     3,147,256    1.7
====================================================================================================================================


                                    10 & 11

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                                                                                                             Percent
PACIFIC BASIN                                  Shares                                                                         of Net
(concluded)   Industries                        Held                    Investments                     Cost         Value    Assets
====================================================================================================================================
Japan         Advertising                       1,500   Dentsu Tec Inc.                           $    128,886  $    164,453    0.1%
              ----------------------------------------------------------------------------------------------------------------------
              Beverages                         9,400   Coca-Cola West Japan Company Limited           216,100       297,623    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Chemicals                       144,000   Mitsui Chemicals Inc.                        1,127,306     1,008,497    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Commerce                              8  +Rakuten, Inc.                                  445,247       483,909    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Computer Equipment               32,000   AM Japan Co., Ltd.                             734,532       305,468    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Computer Software & Systems      33,000  +Justsystem Corporation                       1,503,235     1,450,310    0.8
              ----------------------------------------------------------------------------------------------------------------------
              Containers                       24,000   Fuji Seal, Inc.                              1,430,901     1,315,628    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Entertainment                     6,000   Avex Inc.                                      919,523       623,789    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Food                            140,000   Meiji Seika Kaisha, Ltd.                       987,078       928,879    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Human Resources                  28,000   Pasona Softbank, Inc.                          786,559       754,218    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Instruments--Scientific          12,000   Moritex Corporation                          1,042,385     1,078,588    0.6
              ----------------------------------------------------------------------------------------------------------------------
              Machinery                         7,500   Union Tool Co.                                 285,033       815,179    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Manufacturing                    30,000   Nichicon Corporation                           708,195       737,205    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Medical                          99,000   Chugai Pharmaceutical Co., Ltd.              1,399,639     1,876,046    1.0
              ----------------------------------------------------------------------------------------------------------------------
              Metal Processing                 86,000  +Shimura Kako Company, Ltd.                     651,032       682,765    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals                  23,000   Santen Pharmaceutical Co., Ltd.                474,486       556,495    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Restaurants                      10,500   Doutor Coffee Co., Ltd.                        813,290       813,761    0.4
              ----------------------------------------------------------------------------------------------------------------------
              Retail--Stores                  120,000   Deodeo Corporation                           1,174,383     1,071,783    0.6
                                               50,000   Sangetsu Co., Ltd.                             912,065       826,993    0.5
                                               18,000   Sugi Pharmacy Co., Ltd.                      1,769,616     1,684,230    0.9
                                               11,000   Toys 'R' Us--Japan, Ltd.                     1,632,845     1,871,367    1.0
                                                                                                  ------------  ------------  ------
                                                                                                     5,488,909     5,454,373    3.0
              ----------------------------------------------------------------------------------------------------------------------
              Steel                           160,000   Yodogawa Steel Works, Ltd.                     550,987       458,201    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Textiles & Apparel              350,000   Gunze Limited                                1,252,456     1,362,885    0.7
              ----------------------------------------------------------------------------------------------------------------------
              Transport Services               12,000   Yamada Denki                                 1,245,822     1,077,454    0.6
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Japan                  22,191,601    22,245,726   12.2
====================================================================================================================================
Malaysia      Financial Services               85,000   Commerce Asset-Holding Berhad                  298,529       246,053    0.1
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Malaysia                  298,529       246,053    0.1
====================================================================================================================================
Singapore     Electronic Components         1,200,000   PCI Limited                                  1,153,760       763,447    0.4
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Singapore               1,153,760       763,447    0.4
====================================================================================================================================
South Korea   Apparel                           4,750   The Will-Bes & Company                          47,602        59,853    0.0
              ----------------------------------------------------------------------------------------------------------------------
              Application Development          74,000  +Haansoft Inc.                                  958,925     1,197,910    0.7
              Software
              ----------------------------------------------------------------------------------------------------------------------
              Banking & Finance                91,060   Shinhan Bank                                   661,877       857,496    0.5
              ----------------------------------------------------------------------------------------------------------------------
              Communications Equipment         13,006   Serome Technology Inc.                         237,779       526,060    0.3
              ----------------------------------------------------------------------------------------------------------------------
              Computer Services                32,071   Daou Technology Inc.                           823,189       310,636    0.1
              ----------------------------------------------------------------------------------------------------------------------
              Networking Product               55,000   Comtec System Company Limited                  448,395       283,626    0.2
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications &             69,000  +Communication Network Interface Inc.           905,534       380,574    0.2
              Equipment
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in South Korea             4,083,301     3,616,155    2.0
====================================================================================================================================
Taiwan        Computers                       216,000  +Eten Information System Co., Ltd.              560,665       564,545    0.3
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Taiwan                    560,665       564,545    0.3
====================================================================================================================================
                                                        Total Investments in the Pacific Basin      35,720,452    34,650,462   19.0
====================================================================================================================================
SHORT-TERM                                     Face
SECURITIES                                    Amount                       Issue
====================================================================================================================================
              Commercial Paper**           $8,058,000   General Motors Acceptance Corp.,
                                                        7.13% due 7/03/2000                          8,054,808     8,054,808    4.4
              ----------------------------------------------------------------------------------------------------------------------
              US Government Agency          2,000,000   Federal Home Loan Banks, 6.41% due
              Obligations**                             7/21/2000                                    1,992,878     1,992,878    1.1
                                            4,000,000   Federal Home Loan Mortgage Corporation,
                                                        6.37% due 7/05/2000                          3,997,169     3,997,169    2.2
                                            1,500,000   Federal National Mortgage Association,
                                                        6.37% due 7/11/2000                          1,497,346     1,497,346    0.8
                                                                                                  ------------  ------------  ------
                                                                                                     7,487,393     7,487,393    4.1
              ----------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Short-Term Securities  15,542,201    15,542,201    8.5
====================================================================================================================================
              Total Investments                                                                   $161,162,423   181,668,812   99.6
                                                                                                  ============
              Other Assets Less Liabilities                                                                          761,937    0.4
                                                                                                                ------------  ------
              Net Assets                                                                                        $182,430,749  100.0%
                                                                                                                ============  ======
====================================================================================================================================

+     Non-income producing security.
*     American Depositary Receipts (ADR).
** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

      See Notes to Financial Statements.


                                    12 & 13

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

STATEMENT OF ASSETS AND LIABILITIES

              As of June 30, 2000
====================================================================================================================================
Assets:       Investments, at value (identified cost--$161,162,423) ...................................                 $181,668,812
              Foreign cash ............................................................................                    4,835,851
              Cash ....................................................................................                      386,027
              Receivables:
                Securities sold ....................................................................... $  1,921,899
                Capital shares sold ...................................................................      976,325
                Dividends .............................................................................      203,215       3,101,439
                                                                                                        ------------
              Prepaid registration fees and other assets ..............................................                       31,030
                                                                                                                        ------------
              Total assets ............................................................................                  190,023,159
                                                                                                                        ------------
====================================================================================================================================
Liabilities:  Payables:
                Securities purchased ..................................................................    6,937,119
                Capital shares redeemed ...............................................................      276,262
                Investment adviser ....................................................................      113,828
                Distributor ...........................................................................       97,754       7,424,963
                                                                                                        ------------
              Accrued expenses and other liabilities ..................................................                      167,447
                                                                                                                        ------------
              Total liabilities .......................................................................                    7,592,410
                                                                                                                        ------------
====================================================================================================================================
Net Assets:   Net assets ..............................................................................                 $182,430,749
                                                                                                                        ============
====================================================================================================================================
Net Assets    Class A Common Stock, $.10 par value, 100,000,000 shares authorized .....................                 $    191,755
Consist of:   Class B Common Stock, $.10 par value, 100,000,000 shares authorized .....................                      502,236
              Class C Common Stock, $.10 par value, 100,000,000 shares authorized .....................                      100,876
              Class D Common Stock, $.10 par value, 100,000,000 shares authorized .....................                      136,195
              Paid-in capital in excess of par ........................................................                  153,240,597
              Undistributed realized capital gains on investments and foreign currency
              transactions--net .......................................................................                    7,768,745
              Unrealized appreciation on investments and foreign currency transactions--net ...........                   20,490,345
                                                                                                                        ------------
              Net assets ..............................................................................                 $182,430,749
                                                                                                                        ============
====================================================================================================================================
Net Asset     Class A--Based on net assets of $38,038,815 and 1,917,548 shares outstanding ............                 $      19.84
Value:                                                                                                                  ============
              Class B--Based on net assets of $97,974,652 and 5,022,356 shares outstanding ............                 $      19.51
                                                                                                                        ============
              Class C--Based on net assets of $19,510,678 and 1,008,755 shares outstanding ............                 $      19.34
                                                                                                                        ============
              Class D--Based on net assets of $26,906,604 and 1,361,948 shares outstanding ............                 $      19.76
                                                                                                                        ============
====================================================================================================================================

See Notes to Financial Statements.


STATEMENT OF OPERATIONS

                         For the Year Ended June 30, 2000
====================================================================================================================================
Investment               Dividends (net of $50,698 foreign withholding tax) ......................                     $    844,635
Income:                  Interest and discount earned ............................................                          572,167
                                                                                                                       ------------
                         Total income ............................................................                        1,416,802
                                                                                                                       ------------
====================================================================================================================================
Expenses:                Investment advisory fees ................................................   $    905,840
                         Account maintenance and distribution fees--Class B ......................        639,571
                         Custodian fees ..........................................................        172,570
                         Account maintenance and distribution fees--Class C ......................         89,270
                         Accounting services .....................................................         88,820
                         Professional fees .......................................................         83,109
                         Transfer agent fees--Class B ............................................         76,530
                         Printing and shareholder reports ........................................         50,295
                         Directors' fees and expenses ............................................         43,022
                         Registration fees .......................................................         41,233
                         Account maintenance fees--Class D .......................................         39,080
                         Transfer agent fees--Class A ............................................         14,266
                         Transfer agent fees--Class D ............................................         14,223
                         Transfer agent fees--Class C ............................................          9,754
                                                                                                     ------------
                         Total expenses ..........................................................                        2,267,583
                                                                                                                       ------------
                         Investment loss--net ....................................................                         (850,781)
                                                                                                                       ------------
====================================================================================================================================
Realized &               Realized gain (loss) from:
Unrealized Gain            Investments--net ......................................................     25,420,064
(Loss) on                  Foreign currency transactions--net ....................................       (480,669)       24,939,395
Investments &                                                                                                          ------------
Foreign Currency         Change in unrealized appreciation/depreciation on:
Transactions--Net:         Investments--net ......................................................     13,123,880
                           Foreign currency transactions--net ....................................         22,408        13,146,288
                                                                                                     ------------      ------------
                         Net Increase in Net Assets Resulting from Operations ....................                     $ 37,234,902
                                                                                                                       ============
====================================================================================================================================

See Notes to Financial Statements.


                                    14 & 15

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            For the Year Ended
                                                                                                                 June 30,
                                                                                                      ------------------------------
                 Increase (Decrease) in Net Assets:                                                       2000             1999
====================================================================================================================================
Operations:      Investment loss--net ............................................................... $   (850,781)    $   (823,328)
                 Realized gain on investments and foreign currency transactions--net ................   24,939,395        1,888,309
                 Change in unrealized appreciation/depreciation on investments and foreign currency
                 transactions--net ..................................................................   13,146,288        1,266,645
                                                                                                      ------------     ------------
                 Net increase in net assets resulting from operations ...............................   37,234,902        2,331,626
                                                                                                      ------------     ------------
====================================================================================================================================
Dividends to     Investment income--net:
Shareholders:      Class A ..........................................................................           --          (79,308)
                   Class B ..........................................................................           --          (17,136)
                   Class C ..........................................................................           --          (20,214)
                   Class D ..........................................................................           --         (123,411)
                                                                                                      ------------     ------------
                 Net decrease in net assets resulting from dividends to shareholders ................           --         (240,069)
                                                                                                      ------------     ------------
====================================================================================================================================
Capital Share    Net increase (decrease) in net assets derived from capital share transactions ......   96,811,969      (30,845,451)
Transactions:                                                                                         ------------     ------------
====================================================================================================================================
Net Assets:      Total increase (decrease) in net assets ............................................  134,046,871      (28,753,894)
                 Beginning of year ..................................................................   48,383,878       77,137,772
                                                                                                      ------------     ------------
                 End of year ........................................................................ $182,430,749     $ 48,383,878
                                                                                                      ============     ============
====================================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
                  The following per share data and ratios have been derived --------------------------------------------------------
                  from information provided in the financial statements.                 For the Year Ended June 30,
                                                                            --------------------------------------------------------
                  Increase (Decrease) in Net Asset Value:                     2000+      1999+       1998+       1997+        1996
====================================================================================================================================
Per Share         Net asset value, beginning of year ...................... $  10.46   $   9.45    $  10.69    $  10.86    $   8.92
Operating                                                                   --------   --------    --------    --------    --------
Performance:      Investment income (loss)--net ...........................      .02       (.06)       (.01)        .01         .13
                  Realized and unrealized gain (loss) on investments and
                  foreign currency transactions--net ......................     9.36       1.26        (.81)        .72        1.97
                                                                            --------   --------    --------    --------    --------
                  Total from investment operations ........................     9.38       1.20        (.82)        .73        2.10
                                                                            --------   --------    --------    --------    --------
                  Less dividends and distributions:
                    Investment income--net ................................       --       (.19)         --        (.09)       (.10)
                    In excess of investment income--net ...................       --         --          --        (.22)         --
                    Realized gain on investments--net .....................       --         --          --        (.59)       (.06)
                    In excess of realized gain on investments--net ........       --         --        (.42)         --          --
                                                                            --------   --------    --------    --------    --------
                  Total dividends and distributions .......................       --       (.19)       (.42)       (.90)       (.16)
                                                                            --------   --------    --------    --------    --------
                  Net asset value, end of year ............................ $  19.84   $  10.46    $   9.45    $  10.69    $  10.86
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================
Total Investment  Based on net asset value per share ......................   89.67%     13.24%      (7.15%)      7.53%      23.87%
Return:*                                                                    ========   ========    ========    ========    ========
====================================================================================================================================
Ratios to         Expenses ................................................    1.32%      2.10%       1.63%       1.53%       1.55%
Average                                                                     ========   ========    ========    ========    ========
Net Assets:       Investment income (loss)--net ...........................     .12%      (.68%)      (.15%)       .13%        .46%
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================
Supplemental      Net assets, end of year (in thousands) .................. $ 38,039   $  4,239    $  4,376    $  5,508    $  3,083
Data:                                                                       ========   ========    ========    ========    ========
                  Portfolio turnover ......................................  215.09%    228.19%      52.73%      63.17%      60.33%
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


                                    16 & 17

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                   Class B
                  The following per share data and ratios have been derived --------------------------------------------------------
                  from information provided in the financial statements.                 For the Year Ended June 30,
                                                                            --------------------------------------------------------
                  Increase (Decrease) in Net Asset Value:                     2000+      1999+       1998+       1997+        1996
====================================================================================================================================
Per Share         Net asset value, beginning of year ...................... $  10.39   $   9.28    $  10.54    $  10.71    $   8.84
Operating                                                                   --------   --------    --------    --------    --------
Performance:      Investment loss--net ....................................     (.19)      (.15)       (.12)       (.10)       (.06)
                  Realized and unrealized gain (loss) on investments and
                  foreign currency transactions--net ......................     9.31       1.26        (.78)        .72        2.04
                                                                            --------   --------    --------    --------    --------
                  Total from investment operations ........................     9.12       1.11        (.90)        .62        1.98
                                                                            --------   --------    --------    --------    --------
                  Less dividends and distributions:
                    Investment income--net ................................       --         --++        --        (.06)       (.05)
                    In excess of investment income--net ...................       --         --          --        (.14)         --
                    Realized gain on investments--net .....................       --         --          --        (.59)       (.06)
                    In excess of realized gain on investments--net ........       --         --        (.36)         --          --
                                                                            --------   --------    --------    --------    --------
                  Total dividends and distributions .......................       --         --        (.36)       (.79)       (.11)
                                                                            --------   --------    --------    --------    --------
                  Net asset value, end of year ............................ $  19.51   $  10.39    $   9.28    $  10.54    $  10.71
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================
Total Investment  Based on net asset value per share ......................   87.78%     12.01%      (8.15%)      6.47%      22.57%
Return:*                                                                    ========   ========    ========    ========    ========
====================================================================================================================================
Ratios to         Expenses ................................................    2.43%     3.16%       2.67%       2.58%       2.61%
Average                                                                     ========   ========    ========    ========    ========
Net Assets:       Investment loss--net ....................................   (1.16%)    (1.74%)     (1.25%)     (1.00%)      (.66%)
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================
Supplemental      Net assets, end of year (in thousands) .................. $ 97,975   $ 34,320    $ 57,424    $111,261    $131,656
Data:                                                                       ========   ========    ========    ========    ========
                  Portfolio turnover ......................................  215.09%    228.19%      52.73%      63.17%      60.33%
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================

                                                                                                   Class C
                  The following per share data and ratios have been derived --------------------------------------------------------
                  from information provided in the financial statements.                 For the Year Ended June 30,
                                                                            --------------------------------------------------------
                  Increase (Decrease) in Net Asset Value:                     2000+      1999+       1998+       1997+        1996
====================================================================================================================================
Per Share         Net asset value, beginning of year ...................... $  10.30   $   9.25    $  10.52    $  10.71    $   8.84
Operating                                                                   --------   --------    --------    --------    --------
Performance:      Investment loss--net ....................................     (.15)      (.15)       (.12)       (.10)       (.05)
                  Realized and unrealized gain (loss) on investments and
                  foreign currency transactions--net ......................     9.19       1.25        (.79)        .71        2.03
                                                                            --------   --------    --------    --------    --------
                  Total from investment operations ........................     9.04       1.10        (.91)        .61        1.98
                                                                            --------   --------    --------    --------    --------
                  Less dividends and distributions:
                    Investment income--net ................................       --       (.05)         --        (.06)       (.05)
                    In excess of investment income--net ...................       --         --          --        (.15)         --
                    Realized gain on investments--net .....................       --         --          --        (.59)       (.06)
                    In excess of realized gain on investments--net ........       --         --        (.36)         --          --
                                                                            --------   --------    --------    --------    --------
                  Total dividends and distributions .......................       --       (.05)       (.36)       (.80)       (.11)
                                                                            --------   --------    --------    --------    --------
                  Net asset value, end of year ............................ $  19.34   $  10.30    $   9.25    $  10.52    $  10.71
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================
Total Investment  Based on net asset value per share ......................   87.77%     12.08%      (8.19%)      6.38%      22.56%
Return:*                                                                    ========   ========    ========    ========    ========
====================================================================================================================================
Ratios to         Expenses ................................................    2.35%      3.17%       2.69%       2.60%       2.63%
Average                                                                     ========   ========    ========    ========    ========
Net Assets:       Investment loss--net ....................................    (.89%)    (1.76%)     (1.23%)     (1.00%)      (.64%)
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================
Supplemental      Net assets, end of year (in thousands) .................. $ 19,511   $  2,623    $  4,312    $  5,962    $  5,753
Data:                                                                       ========   ========    ========    ========    ========
                  Portfolio turnover ......................................  215.09%    228.19%      52.73%      63.17%      60.33%
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================

                                                                                                   Class D
                  The following per share data and ratios have been derived --------------------------------------------------------
                  from information provided in the financial statements.                 For the Year Ended June 30,
                                                                            --------------------------------------------------------
                  Increase (Decrease) in Net Asset Value:                     2000+      1999+       1998+       1997+        1996
====================================================================================================================================
Per Share         Net asset value, beginning of year ...................... $  10.44   $   9.41    $  10.66    $  10.83    $   8.91
Operating                                                                   --------   --------    --------    --------    --------
Performance:      Investment income (loss)--net ...........................     (.05)      (.08)       (.05)       (.02)        .02
                  Realized and unrealized gain (loss) on investments and
                  foreign currency transactions--net ......................     9.37       1.25        (.79)        .72        2.05
                                                                            --------   --------    --------    --------    --------
                  Total from investment operations ........................     9.32       1.17        (.84)        .70        2.07
                                                                            --------   --------    --------    --------    --------
                  Less dividends and distributions:
                    Investment income--net ................................       --       (.14)         --        (.08)       (.09)
                    In excess of investment income--net ...................       --         --          --        (.20)         --
                    Realized gain on investments--net .....................       --         --          --        (.59)       (.06)
                    In excess of realized gain on investments--net ........       --         --        (.41)         --          --
                                                                            --------   --------    --------    --------    --------
                  Total dividends and distributions .......................       --       (.14)       (.41)       (.87)       (.15)
                                                                            --------   --------    --------    --------    --------
                  Net asset value, end of year ............................ $  19.76   $  10.44    $   9.41    $  10.66    $  10.83
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================
Total Investment  Based on net asset value per share ......................   89.27%     12.91%      (7.43%)      7.27%      23.50%
Return:*                                                                    ========   ========    ========    ========    ========
====================================================================================================================================
Ratios to         Expenses ................................................    1.64%      2.36%       1.88%       1.80%       1.83%
Average                                                                     ========   ========    ========    ========    ========
Net Assets:       Investment income (loss)--net ...........................    (.32%)     (.92%)      (.46%)      (.21%)      .10%
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================
Supplemental      Net assets, end of year (in thousands) .................. $ 26,906   $  7,202    $ 11,026    $ 19,441    $ 22,593
Data:                                                                       ========   ========    ========    ========    ========
                  Portfolio turnover ......................................  215.09%    228.19%      52.73%      63.17%      60.33%
                                                                            ========   ========    ========    ========    ========
====================================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Amount is less than $.01 per share.

      See Notes to Financial Statements.


                                    18 & 19

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Global SmallCap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Options--The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transactions exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $1,499,490 have been reclassified between accumulated net investment loss and undistributed net realized capital gains and $648,709 has been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM" or the "Investment Adviser"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities,


                                    20 & 21

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000
equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .85%, on an annual basis, of the average daily net assets of the Fund. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Investment Managers U.K., Ltd. ("MLIM U.K."), an affiliate of MLIM, pursuant to which MLIM pays MLIM U.K. a fee in an amount to be determined from time to time by MLIM and MLIM U.K. but in no event in excess of the amount that MLIM actually receives. For the year ended June 30, 2000, MLIM paid MLIM U.K. a fee of $106,733 pursuant to such Agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B .......................................      .25%               .75%
Class C .......................................      .25%               .75%
Class D .......................................      .25%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended June 30, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                             FAMD        MLPF&S
--------------------------------------------------------------------------------
Class A .................................................   $   11      $     91
Class D .................................................   $9,262      $136,853
--------------------------------------------------------------------------------

For the year ended June 30, 2000, MLPF&S received contingent deferred sales charges of $44,181 and $4,725 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $1,028 relating to transactions subject to front-end sales charge waivers in Class A Shares.

In addition, MLPF&S received $88,547 in commissions on the execution of portfolio security transactions for the Fund for the year ended June 30, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLIM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLIM U.K., FAMD, FDS and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2000 were $290,989,601 and $209,773,500, respectively.

Net realized gains (losses) for the year ended June 30, 2000 and net unrealized gains (losses) as of June 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Investments:
  Long-term ..............................      $ 25,285,617       $ 20,506,389
  Short-term .............................             1,014                 --
  Financial futures contracts ............           133,433                 --
                                                ------------       ------------
Total investments ........................        25,420,064         20,506,389
                                                ------------       ------------
Currency transactions:
  Forward foreign exchange
  contracts ..............................          (481,605)                --
  Foreign currency transactions ..........               936            (16,044)
Total currency transactions ..............          (480,669)           (16,044)
                                                ------------       ------------
Total ....................................      $ 24,939,395       $ 20,490,345
                                                ============       ============
--------------------------------------------------------------------------------

As of June 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $20,401,436, of which $30,393,319 related to appreciated securities and $9,991,883 related to depreciated securities. The aggregate cost of investments at June 30, 2000 for Federal income tax purposes was $161,267,376.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $96,811,969 and $(30,845,451) for the years ended June 30, 2000 and June 30,
1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,199,464        $ 43,551,837
Shares redeemed ........................           (687,356)        (13,143,010)
                                                 ----------        ------------
Net increase ...........................          1,512,108        $ 30,408,827
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            211,490        $  1,930,637
Shares issued to shareholders
in reinvestment of dividends ...........              8,957              72,467
                                                 ----------        ------------
Total issued ...........................            220,447           2,003,104
Shares redeemed ........................           (278,152)         (2,412,017)
                                                 ----------        ------------
Net decrease ...........................            (57,705)       $   (408,913)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,994,696        $ 58,921,185
Automatic conversion of shares .........           (104,929)         (1,959,636)
Shares redeemed ........................         (1,171,112)        (19,488,404)
                                                 ----------        ------------
Net increase ...........................          1,718,655        $ 37,473,145
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            234,132        $  2,087,549
Shares issued to shareholders
in reinvestment of dividends ...........              1,311              10,610
                                                 ----------        ------------
Total issued ...........................            235,443           2,098,159
Automatic conversion of shares .........            (57,666)           (521,618)
Shares redeemed ........................         (3,063,306)        (26,023,769)
                                                 ----------        ------------
Net decrease ...........................         (2,885,529)       $(24,447,228)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,246,820        $ 24,356,767
Shares redeemed ........................           (492,754)         (9,286,348)
                                                 ----------        ------------
Net increase ...........................            754,066        $ 15,070,419
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................             83,999        $    712,386
Shares issued to shareholders
in reinvestment of dividends ...........              2,118              16,983
                                                 ----------        ------------
Total issued ...........................             86,117             729,369
Shares redeemed ........................           (297,346)         (2,489,968)
                                                 ----------        ------------
Net decrease ...........................           (211,229)       $ (1,760,599)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended June 30, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            877,788        $ 17,504,369
Automatic conversion of shares .........            103,905           1,959,636
                                                 ----------        ------------
Total issued ...........................            981,693          19,464,005
Shares redeemed ........................           (309,642)         (5,604,427)
                                                 ----------        ------------
Net increase ...........................            672,051        $ 13,859,578
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................             72,797        $    609,995
Automatic conversion of shares .........             55,825             521,618
Shares issued to shareholders
in reinvestment of dividends ...........              9,020              72,971
                                                 ----------        ------------
Total issued ...........................            137,642           1,204,584
Shares redeemed ........................           (619,616)         (5,433,295)
                                                 ----------        ------------
Net decrease ...........................           (481,974)       $ (4,228,711)
                                                 ==========        ============
--------------------------------------------------------------------------------


                                    22 & 23

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

5. Commitments:

At June 30, 2000, the Fund had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $1,285,000 and $78,000, respectively.


INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Global SmallCap Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Global SmallCap Fund, Inc. as of June 30, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Global SmallCap Fund, Inc. as of June 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in accordance with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
August 15, 2000


                                    24 & 25

                         Merrill Lynch Global SmallCap Fund, Inc., June 30, 2000

PORTFOLIO INFORMATION (unaudited)

Worldwide Investments As of 6/30/00

                                                 Country of          Percent of
Ten Largest Holdings                               Origin            Net Assets
SPX Corporation ..............................  United States            1.7%
Laboratory Corporation of America
Holdings .....................................  United States            1.4
Optimal Robotics Corp. .......................  United States            1.3
PT Hanjaya Mandala Sampoerna Tbk .............  Indonesia                1.2
Rolls-Royce PLC ..............................  United Kingdom           1.2
Netro Corporation ............................  United States            1.1
Tecan AG .....................................  Switzerland              1.0
Coflexip SA (ADR) ............................  France                   1.0
Techem AG ....................................  Germany                  1.0
Charles River Laboratories
International, Inc. ..........................  United States            1.0

                                                                     Percent of
Ten Largest Industries                                               Net Assets
Application Development Software .................................       5.0%
Medical ..........................................................       4.0
Retail--Stores ...................................................       3.6
Banking & Finance ................................................       2.8
Electronic Components ............................................       2.6
Computer Software & Systems ......................................       2.4
Containers .......................................................       2.1
Internet Software ................................................       2.0
Oil Field Services ...............................................       2.0
Advertising ......................................................       2.0

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #18177--6/00

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